Restructuring and Severance	3 Months Ended
Mar. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring and Severance

11. Restructuring and Severance

During the third and fourth quarters of 2013, there was a change of the Company’s CEO and CFO, and as part of management’s efforts to simplify business operations, certain non-core functions were eliminated.

During the first quarter of 2014, certain employees related to non-core functions were terminated as part of management’s efforts to simplify business operations. As a result, the Company recorded $0.4 million in restructuring and severance costs in its consolidated statements of operations for the three months ended March 31, 2014, primarily related to severance paid or accrued for employees related to non-core functions.

During the three months ended March 31, 2015, Additional severance costs were incurred for certain employees terminated as part of management’s continuing efforts to simplify business operations. As a result, the Company recorded $0.2 million in restructuring and severance costs and other closure related costs in its condensed consolidated statements of operations for the three months ended March 31, 2015. In addition, the Company recorded an additional $0.1 million in severance costs during the three months ended March 31, 2015 in general and administrative related to executive position eliminations in conjunction with recent corporate restructuring and cost reduction activities.

All unpaid restructuring and severance accruals are included in other accrued expenses and liabilities within current liabilities in the condensed consolidated balance sheet at March 31, 2015 and December 31, 2014. Restructuring and severance activities during the three months ended March 31, 2015 and 2014 were as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Balance at beginning of period	$1,377	$1,149
Restructuring expense incurred for the period	172	437
Other cost reduction activities for the period	81	—
Payments and non-cash item adjustment during the period	(879)	(313)
Balance at end of period	$751	$1,273